Convertible Debt (Details Narrative) - USD ($)		9 Months Ended
	Jul. 18, 2025	Sep. 30, 2025	Sep. 30, 2024
Debt Instrument [Line Items]
Proceeds from issuance of promissory notes		$ 4,000,000
Debt issuance costs		320,000
Interest expense		$ 1,020,794
Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of promissory notes	$ 4,000,000
Principal amount	$ 5,000,000